Transactions with Related Parties - Additional Information (Details)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of transactions between related parties [line items]
Parent entity	GungHo Online Entertainment, Inc.
Number of related party transactions	0	0	0
GungHo Online Entertainment, Inc
Disclosure of transactions between related parties [line items]
Percentage of ownership held by related party	59.31%